Omnibus Incentive Compensation Plan (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) shares
Share-Based Payment Arrangement [Abstract]
Unvested shares, beginning of period | shares	0
Unvested value, beginning of period | $	$ 0
Granted, shares | shares	1,050,000
Granted, value | $	$ 19,184
Vested, shares | shares	0
Vested, value | $	$ 0
Unvested shares, end of period | shares	1,050,000
Unvested shares, end of period | $	$ 19,184